CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                              CDC NVEST STAR FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS


Supplement dated July 21, 2003 to the currently effective Classes A, B and C and Class Y Prospectuses and Statements of Additional Information, each dated May 1, 2003, for the Funds listed above, each as may be supplemented from time to time


The Trustees of the CDC Nvest Funds (the "Funds") recently approved changes to certain of the Funds' names. Effective September 15, 2003, the names of the following Funds will change as shown below:


OLD FUND NAME                          NEW FUND NAME
-------------                          -------------
CDC Nvest AEW Real Estate Fund         AEW Real Estate Fund
CDC Nvest Bond Income Fund             Loomis Sayles Core Plus Bond Fund
CDC Nvest Capital Growth Fund          Westpeak Capital Growth Fund
CDC Nvest Government Securities Fund   Loomis Sayles Government Securities Fund
CDC Nvest Growth and Income Fund       Harris Associates Growth and Income Fund
CDC Nvest Massachusetts Tax Free       Loomis Sayles Massachusetts Tax Free
    Income Fund                        Income Fund
CDC Nvest Select Fund                  Harris Associates Focused Value Fund
CDC Nvest Star Worldwide Fund          CDC Nvest Star International Fund
CDC Nvest Targeted Equity Fund         CGM Advisor Targeted Equity Fund




                                                                      SP194-0703